Average Annual Total Returns (Vanguard Institutional Index Fund Institutional)	Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard Institutional Index Fund Vanguard Institutional Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.65%	13.68%	13.13%	8.13%	13.69%	13.69%
Five Years	15.43%	15.45%	14.99%	12.44%	15.45%	15.45%
Ten Years	7.68%	7.70%	7.31%	6.23%	7.67%	7.67%